Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of net periodic benefit cost
Interest cost	$ 109	$ 104	$ 123
Amortization of actuarial gain/loss	66
Net periodic benefit cost	175	104	123
United States Pension Plan of US Entity | Pension Plan
Components of net periodic benefit cost
Service cost			41
Interest cost	425	455	268
Expected return on plan assets	(592)	(710)	(185)
Amortization of actuarial gain/loss			(225)
Recognized net actuarial loss/ settlements/curtailments	11	122	(302)
Net periodic benefit cost	(156)	(133)	(403)
Foreign Pension Plan | Pension Plan
Components of net periodic benefit cost
Service cost	161	128	98
Interest cost	500	599	621
Expected return on plan assets	(257)	(246)	(290)
Amortization of actuarial gain/loss	253	42	1
Recognized net actuarial loss/ settlements/curtailments		2
Net periodic benefit cost	$ 657	$ 525	$ 430